BORROWINGS (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Maturities and principal payments of borrowings outstanding
2014		$ 12,074
2015		74
2016		15,075
2017		76
2018		10,077
Thereafter		476
Borrowings	$ 42,087	$ 37,852	$ 35,925	$ 35,925